Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Commissions, related party	$ 521,107	$ 300,570
Vessel operating expenses, related party	111,161	57,794
General and administrative expenses, related party	625,000	625,000
Interest and other financing costs, related party	$ 0	$ 25,533